Earnings Per Share (Details) - Schedule of Continuing Operations (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Continuing Operations [Abstract]
Weighted average of the number of ordinary shares attributable to earnings per share (Diluted)		1,297,864,359	1,297,864,359	1,297,864,359
Diluted earnings per share from continuing operations attributable to the equity holders of the parent (in Colombian pesos)	[1]	$ 97.08	$ 76.33	$ 365.96

[1]	Amounts expressed in Colombian pesos.